Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares		Dec. 31, 2025	Jun. 30, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	[1]	100,000,000,000	100,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	494,488,908	494,488,908
Ordinary shares, shares outstanding (in Shares)	[1]	494,488,908	494,488,908

[1]	Giving retroactive effect to the 38-for-1 share split (as defined below) effected on June 13, 2025.